Other Long-Term Financial Assets (Details) - Schedule of other long-term financial assets - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other long-term financial assets [Abstract]
Long-term receivables	$ 17,298	$ 18,932
Security deposits	5,861	5,977
Derivative assets (Note 27)	30,266	32,821
Other long-term financial assets	$ 53,425	$ 57,730